Note 7 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	November 30, 2015	November 30, 2014
	$	$
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	1,518,429	1,377,302